Accounts Receivable	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Accounts Receivable
5.	ACCOUNTS RECEIVABLE

	Dec 31, 2021	Jun 30, 2022
	HK$	HK$
Receivable from investment banking services	54,763,265	434,977,962
Receivable from brokers and clearing house	21,406,257	7,249,386
Receivable from digital solution and services	—	44,234,203
Receivable from fashion and luxury media advertising and marketing services	—	17,099,980
Clients’ receivables	10,345,158	93,950,599
Dividend receivables	—	6,763,425

	86,514,680	604,275,555